CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	¥ (233,670)	$ (36,666)	¥ (2,251,202)	¥ (2,153,645)
Other comprehensive income (loss):
Foreign currency translation adjustment	(48,154)	(7,556)	(99,173)	12,126
Unrealized loss on available for sale investments, net of tax of nil				(99)
Total comprehensive loss	(281,824)	(44,222)	(2,350,375)	(2,141,618)
Total comprehensive loss attributable to the non-controlling interest shareholders	(1,238)	(194)	(7,693)	(5,931)
Total comprehensive loss attributable to 9F Inc.	¥ (283,062)	$ (44,416)	¥ (2,358,068)	¥ (2,147,549)